Concentration of Risks - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Single remittance amount that may need approval of the Central Bank of the Republic of China (Taiwan)	$ 1,000,000
Aggregate remittance amount that may need approval of the Central Bank of the Republic of China (Taiwan)	$ 50,000,000
Supplier Concentration Risk [Member] | Sales Revenue, Services, Net [Member] | Digital Entertainment [Member]
Concentration Risk [Line Items]
Revenue composition percentage	76.60%	75.60%	85.60%